OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 1,404	$ 447
Accrued income	19,741	12,114
Prepaid expenses	6,742	7,498
Other receivables	3,779	6,581
Total other current assets	$ 31,666	$ 26,640